UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811- 02258

Boston Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Interests — 3.0%(1)
Security	Principal Amount	Value
Automotive & Auto Parts — 0.3%
Delphi Corp., Term Loan, 10.30%, Maturing 6/14/11	$5,105,703	$5,321,782
		$5,321,782
Broadcasting — 0.7%
Hit Entertainment, Inc., Term Loan, 9.33%, Maturing 2/15/13	$11,800,000	$11,898,329
		$11,898,329
Building Materials — 0.6%
Masonite International, Term Loan, 10.38%, Maturing 10/6/06	$10,700,000	$10,700,000
		$10,700,000
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 6/30/12	$5,300,000	$5,379,500
		$5,379,500
Lodging and Casinos — 0.1%
Resorts International Holdings, LLC, Term Loan, 10.27%, Maturing 4/26/13	$1,050,000	$1,041,141
		$1,041,141
Super Retail — 0.8%
Toys R Us, Term Loan, 9.43%, Maturing 7/21/06	$13,200,000	$13,208,250
		$13,208,250
Utilities — 0.2%
Mirant Corp., Revolving Term Loan, 0.00%, Maturing 7/16/06(2)	$2,400,000	$2,529,000
		$2,529,000
Total Senior, Floating Rate Interests (identified cost $49,263,425)		$50,078,002

Corporate Bonds & Notes — 86.7%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,050	$2,121,750
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,614,850
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	1,065	1,067,662
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14	515	491,825
		$6,296,087
Air Transportation — 1.5%
American Airlines, 7.80%, 10/1/06	$10,535	$10,048,481
American Airlines, 7.858%, 10/1/11	1,535	1,574,712
American Airlines, 8.608%, 4/1/11	695	659,381
AMR Corp., 9.00%, 8/1/12	9,735	6,765,825
Continental Airlines, 7.033%, 6/15/11	3,920	3,539,384
Delta Air Lines, 7.779%, 11/18/05	265	243,966
Delta Air Lines, 8.30%, 12/15/29(2)	1,125	205,312
Delta Air Lines, 9.50%, 11/18/08(2)(4)	2,540	2,114,550
		$25,151,611
Automotive & Auto Parts — 4.8%
Altra Industrial Motion, Inc., 9.50%, 12/1/11(4)	$1,090	$1,062,750
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13(4)	1,800	1,773,000
Dana Credit Corp., 8.375%, 8/15/07(4)	1,815	1,769,625
Dura Operating Corp., Series D, 9.00%, 5/1/09	435	274,050
Ford Motor Credit Co., 7.875%, 6/15/10	22,005	21,201,531
Ford Motor Credit Co., Variable Rate, 7.26%, 11/2/07	12,440	12,368,992
General Motors Acceptance Corp., 6.125%, 9/15/06	980	977,336
General Motors Acceptance Corp., 7.00%, 2/1/12	710	689,599
General Motors Acceptance Corp., 8.00%, 11/1/31	17,840	18,468,129
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,510	1,476,025
Metaldyne Corp., Sr. Notes, 11.00%, 11/1/13(4)	3,882	3,513,210
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5,570	6,043,450

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts (continued)
Tenneco Automotive, Inc., Sr. Sub Notes, 8.625%, 11/15/14	$4,385	$4,209,600
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,385,312
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,904,475
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,683	23,019
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	3,220	2,990,575
		$81,130,678
Broadcasting — 2.0%
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	$6,950	$5,038,750
Paxson Communications Corp., 10.75%, 7/15/08	2,220	2,181,150
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	2,275	2,235,187
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(4)	2,855	3,012,025
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(4)	10,985	12,138,425
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13(4)	8,945	8,508,931
		$33,114,468
Building Materials — 2.5%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12	$1,740	$1,574,700
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	2,425	2,364,375
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	3,085	3,270,100
Goodman Global Holdings, Sr. Notes, Variable Rate, 6.41%, 6/15/12(4)	3,365	3,314,525
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	965,000
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	3,507	3,910,305
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	4,010	3,187,950
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	9,160	8,793,600
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	4,145	2,507,725
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(4)	3,665	3,573,375
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	2,845	2,318,675

Security	Principal Amount (000's omitted)		Value
Building Materials (continued)
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(4)		$6,985	$7,124,700
			$42,905,030
Cable / Satellite TV — 5.2%
Adelphia Communications, Sr. Notes, 8.75%, 10/1/07(2)		$825	$874,500
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)		13,155	8,419,200
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)		8,160	5,263,200
CCO Holdings LLC / Capital Corp., Sr. Notes, 8.75%, 11/15/13(4)		19,005	18,387,337
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10		6,735	6,785,512
CSC Holdings, Inc., Sr. Notes, 7.00%, 4/15/12(4)		5,355	5,194,350
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07		15	15,450
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11		1,845	1,858,837
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11		20,845	21,522,462
Kabel Deutschland GMBH, 10.625%, 7/1/14(4)		10,160	10,985,500
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		5,073	5,548,594
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11(5)	EUR	2,470	3,253,858
			$88,108,800
Capital Goods — 3.3%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(4)		$9,410	$10,115,750
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11		9,255	9,787,162
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15(4)		3,575	3,557,125
Dresser, Inc., 9.375%, 4/15/11		10,965	11,403,600
Koppers, Inc., 9.875%, 10/15/13		75	82,125
Manitowoc Co., Inc. (The), 10.50%, 8/1/12		767	862,875
Milacron Escrow Corp., 11.50%, 5/15/11		5,750	4,973,750
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06		1,275	1,230,375
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12		3,515	3,708,325

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Capital Goods (continued)
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	$5,445	$4,002,075
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	640	566,400
Rexnord Corp., 10.125%, 12/15/12	1,065	1,171,500
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	5,430	4,887,000
		$56,348,062
Chemicals — 4.4%
Avecia Group PLC, 11.00%, 7/1/09	$493	$510,255
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	4,924	5,441,020
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14(4)	2,760	2,728,950
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	6,077	4,238,707
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	12,550	13,742,250
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	2,010	2,120,550
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	8,230,725
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14(4)	540	542,700
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,853,600
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,155,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	4,620	4,741,275
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.561%, 11/15/13(4)	5,350	5,430,250
OM Group, Inc., 9.25%, 12/15/11	13,060	12,635,550
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	35	31,237
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,950	3,890,750
PQ Corp., 7.50%, 2/15/13(4)	1,895	1,752,875
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	1,790	1,915,300
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,797	1,931,775
		$73,892,769
Consumer Products — 0.8%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$2,525	$2,525,000
Fedders North America, Inc., 9.875%, 3/1/14	3,895	2,892,037
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,385	1,526,962
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,730	1,258,575

Security	Principal Amount (000's omitted)	Value
Consumer Products (continued)
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	$3,625	$3,751,875
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,689	1,841,010
		$13,795,459
Containers — 1.9%
Crown Euro Holdings SA, 9.50%, 3/1/11	$1,545	$1,699,500
Crown Euro Holdings SA, 10.875%, 3/1/13	13,895	16,361,362
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,095	4,917,256
Pliant Corp. (PIK), 11.625%, 6/15/09	3,386	3,526,129
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	3,935	3,246,375
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,435	1,485,225
		$31,235,847
Diversified Financial Services — 0.7%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$1,215	$1,239,300
Greenbrier Companies, Inc. (The), 8.375%, 5/15/15	6,785	7,005,512
Residential Capital Corp., 6.875%, 6/30/15(4)	2,855	3,011,160
		$11,255,972
Diversified Media — 2.4%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	$2,000	$2,132,500
Advanstar Communications, Inc., 10.75%, 8/15/10	8,085	8,994,562
CanWest Media, Inc., 8.00%, 9/15/12	19,247	20,256,992
LBI Media, Inc., 10.125%, 7/15/12	3,025	3,229,187
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	2,448,500
Nextmedia Operating, Inc., 10.75%, 7/1/11	3,820	4,168,575
		$41,230,316
Energy — 5.4%
ANR Pipeline Co., 8.875%, 3/15/10	$1,575	$1,698,208
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.87%, 12/15/11(4)	4,165	4,352,425
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13(4)	1,795	1,741,150
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	3,800	4,199,000
El Paso Corp., Sr. Notes, 7.625%, 8/16/07	2,845	2,901,900

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Energy (continued)
El Paso Production Holding Co., 7.75%, 6/1/13	$830	$859,050
Giant Industries, 8.00%, 5/15/14	3,750	3,900,000
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	15,320	13,596,500
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	3,190	3,397,350
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	6,735	6,415,087
Northwest Pipeline Corp., 8.125%, 3/1/10	2,490	2,651,850
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(4)	1,815	1,957,931
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	3,485	3,955,475
Petrobras International Finance Co., 7.75%, 9/15/14	885	942,525
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	2,255	2,581,975
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,359,937
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,649,245
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,610,720
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,272,308
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	11,475	11,417,625
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,140	8,628,400
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,840	2,132,100
		$91,220,761
Entertainment / Film — 1.3%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$4,590	$4,406,400
Loews Cineplex Entertainment Corp., 9.00%, 8/1/14	12,530	12,122,775
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	9,335	5,671,013
		$22,200,188
Environmental — 2.1%
Aleris International, Inc., 9.00%, 11/15/14	$3,254	$3,335,350
Aleris International, Inc., 10.375%, 10/15/10	2,515	2,760,213
Allied Waste North America, Series B, 8.875%, 4/1/08	9,405	9,851,738
Allied Waste North America, Sr. Notes, Series B, 8.50%, 12/1/08	7,530	7,868,850
Browning-Ferris Industries, Inc., Sr. Notes, 6.375%, 1/15/08	4,915	4,890,425

Security	Principal Amount (000's omitted)	Value
Environmental (continued)
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	$6,285	$6,253,575
		$34,960,151
Food & Drug Retail — 0.4%
Rite Aid Corp., 7.125%, 1/15/07	$2,475	$2,487,375
Rite Aid Corp., 8.125%, 5/1/10	3,560	3,577,800
		$6,065,175
Food / Beverage / Tobacco — 2.1%
American Seafood Group, LLC, 10.125%, 4/15/10	$6,840	$7,250,400
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	7,475	5,793,125
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	5,085	5,161,275
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	8,530	7,932,900
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	8,265	7,231,875
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	2,049	2,161,695
		$35,531,270
Gaming — 4.7%
CCM Merger, Inc., 8.00%, 8/1/13(4)	$4,355	$4,333,225
Chukchansi EDA, Sr. Notes, 8.00%, 11/15/13(4)	2,160	2,160,000
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(4)	6,630	8,121,750
Chukchansi EDA, Sr. Notes, Variable Rate, 8.04%, 11/15/12(4)	5,045	5,045,000
Eldorado Casino Shreveport, 10.00%, 8/1/12	659	622,884
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	7,210	7,750,750
Majestic Star Casino LLC, 9.50%, 10/15/10	5,930	5,833,638
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,380,219
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	5,765	5,620,875
San Pasqual Casino, 8.00%, 9/15/13(4)	5,620	5,620,000
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	2,165	2,221,831
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12(4)	575	590,094
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	16,680	16,242,150

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(4)	$11,280	$12,182,400
Wynn Las Vegas, LLC/Corp., 6.625%, 12/1/14	1,040	995,800
		$79,720,616
Healthcare — 4.7%
AMR HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15(4)	$5,840	$6,394,800
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	6,905	3,866,800
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,650,825
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,128,150
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,820	4,940,500
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	3,710	4,359,250
Medquest, Inc., 11.875%, 8/15/12	5,410	5,369,425
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12(4)	3,920	4,057,200
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	10,060	11,154,025
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13(4)	3,575	3,610,750
Service Corp. International, Sr. Notes, 7.00%, 6/15/17(4)	5,065	5,052,338
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,662,300
US Oncology, Inc., 10.75%, 8/15/14	6,925	7,669,438
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	7,820	8,191,450
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	2,505	2,598,938
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,330	6,171,750
		$79,877,939
Homebuilders / Real Estate — 0.1%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	$567	$623,700
Stanley-Martin Co., 9.75%, 8/15/15(4)	1,415	1,308,875
		$1,932,575
Hotels — 1.0%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 7.78%, 6/1/11	$2,170	$2,243,238

Security	Principal Amount (000's omitted)	Value
Hotels (continued)
Host Marriot L.P., Series O, 6.375%, 3/15/15	$730	$711,750
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	12,683	13,459,834
		$16,414,822
Leisure — 2.2%
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	$6,665	$6,648,338
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	17,995	20,266,869
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10	1,315	1,354,450
Universal City Florida, Sr. Notes, Variable Rate, 9.00%, 5/1/10	9,175	9,438,781
		$37,708,438
Metals / Mining — 0.5%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	$2,155	$2,381,275
Novelis, Inc., Sr. Notes, 7.50%, 2/15/15(4)	5,635	5,170,113
		$7,551,388
Paper — 3.4%
Caraustar Industries, Inc., 7.375%, 6/1/09	$715	$689,975
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	11,055	10,889,175
Domtar, Inc., 7.125%, 8/1/15	5,340	4,539,000
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	6,430,800
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	8,445	8,149,425
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	4,055	3,507,575
NewPage Corp., 10.00%, 5/1/12	11,565	10,581,975
Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625%, 6/15/11	1,070	1,037,900
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	11,440	11,697,400
		$57,523,225
Publishing / Printing — 2.6%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$12,246	$11,664,315
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,167,500
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,072	7,832,240

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Publishing / Printing (continued)
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	$11,340	$11,765,250
Merrill Corp., Series A, (PIK), Variable Rate, 12.00%, 5/1/09	1,477	1,558,393
Merrill Corp., Series B, (PIK), Variable Rate, 12.00%, 5/1/09	6,443	6,796,888
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14(4)	2,340	2,217,150
		$44,001,736
Railroad — 0.6%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12(4)	$7,455	$8,125,950
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,855	2,151,800
		$10,277,750
Services — 2.3%
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(4)	$4,075	$3,749,000
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(4)	3,695	3,454,825
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,537,000
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	7,099,450
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	8,118	8,124,932
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12(4)	1,605	1,606,337
United Rentals North America, Inc., 6.50%, 2/15/12	1,220	1,175,775
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	11,140	10,304,500
		$38,051,819
Steel — 0.5%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$3,829	$4,345,915
Oregon Steel Mills, Inc., 10.00%, 7/15/09	4,193	4,517,958
		$8,863,873
Super Retail — 2.3%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	$5,265	$5,238,675
GSC Holdings Corp., 8.00%, 10/1/12(4)	14,830	14,496,325

Security	Principal Amount (000's omitted)	Value
Super Retail (continued)
GSC Holdings Corp., Variable Rate, 7.895%, 10/1/11(4)	$8,925	$8,969,625
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15(4)	1,430	1,412,125
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15(4)	8,940	8,671,800
		$38,788,550
Technology — 3.8%
Advanced Micro Devices, Inc., Senior Notes, 7.75%, 11/1/12	$10,675	$10,728,375
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	2,975	2,588,250
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	15,945	13,672,838
CPI Holdco, Inc., Sr. Notes, Variable Rate, 9.672%, 2/1/15	2,250	2,216,846
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	1,090	1,106,350
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13(4)	7,465	7,614,300
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 8.525%, 8/15/13(4)	1,775	1,828,250
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15(4)	6,400	6,376,000
UGS Corp., 10.00%, 6/1/12	16,680	18,306,300
		$64,437,509
Telecommunications — 10.5%
AirGate PCS, Inc., 9.375%, 9/1/09	$3,500	$3,675,000
AirGate PCS, Inc., Variable Rate, 7.90%, 10/15/11	1,785	1,838,550
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	8,050	8,855,000
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	13,155	14,634,938
Centennial Cellular Operating Co., Sr. Notes, 10.125%, 6/15/13	16,925	18,998,313
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12(4)	1,800	1,863,000
Inmarsat Finance PLC, 7.625%, 6/30/12	4,495	4,568,044
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 8.695%, 1/15/12(4)	9,860	10,032,550
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	20,230	18,611,600
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	3,590	2,584,800

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
IWO Holdings, Inc., 14.00%, 1/15/11(2)	$5,600	$0
IWO Holdings, Inc., Variable Rate, 7.90%, 1/15/12	965	1,008,425
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	12,575	12,480,688
New Skies Satellites NV, Sr. Notes, Variable Rate, 9.573%, 11/1/11	3,330	3,429,900
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	6,050	6,171,000
Qwest Capital Funding, Inc., 6.375%, 7/15/08	3,200	3,128,000
Qwest Communications International, Inc., 7.25%, 2/15/11	2,180	2,130,950
Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14(4)	15,785	15,193,063
Qwest Corp., Sr. Notes, 7.625%, 6/15/15(4)	3,500	3,605,000
Qwest Corp., Sr. Notes, 7.875%, 9/1/11	5,300	5,578,250
Qwest Services Corp., 13.50%, 12/15/10	7,782	8,929,845
Rogers Wireless, Inc., 7.50%, 3/15/15	5,700	6,141,750
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	2,970	3,155,625
Rogers Wireless, Inc., Variable Rate, 6.995%, 12/15/10	5,465	5,683,600
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	2,582	2,343,165
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(4)	2,600	2,691,000
U.S. West Communications, Debs., 7.20%, 11/10/26	670	616,400
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	9,026,938
		$176,975,394
Textiles / Apparel — 2.6%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	$4,165	$4,227,475
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	14,030	15,468,075
Levi Strauss & Co., Sr. Notes, Variable Rate, 8.804%, 4/1/12	4,395	4,384,013
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	7,890	8,126,700
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,680	3,726,000
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,766,100
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,210,000
Quiksilver, Inc., Sr. Notes, 6.875%, 4/15/15(4)	2,495	2,326,588
		$44,234,951

Security	Principal Amount (000's omitted)	Value
Transportation Ex Air / Rail — 0.7%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$3,882	$3,212,355
Horizon Lines, LLC, 9.00%, 11/1/12	3,787	4,037,889
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,600	1,648,000
Quality Distribution LLC / QD Capital Corp., Variable Rate, 8.65%, 1/15/12	3,045	2,942,231
		$11,840,475
Utilities — 3.0%
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)	$3,555	$3,857,175
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	346,150
AES Corp., Sr. Notes, 9.00%, 5/15/15(4)	1,890	2,060,100
AES Corp., Sr. Notes, 9.375%, 9/15/10	4,521	4,927,890
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,907	3,359,797
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	710	433,100
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	5,990	5,301,150
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(4)	3,185	3,519,425
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	6,079,875
NRG Energy, Inc., 8.00%, 12/15/13	3,407	3,730,665
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	16,738,300
		$50,353,627
Total Corporate Bonds & Notes (identified cost $1,444,991,800)		$1,462,997,331
Convertible Bonds — 2.0%
Security	Principal Amount (000's omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$2,290	$2,215,575
Kerzner International Ltd., 2.375%, 4/15/24(4)	3,595	4,080,325
L-3 Communications Corp., 3.00%, 8/1/35(4)	5,745	5,802,450
Nortel Networks Ltd., 4.25%, 9/1/08	16,340	15,339,175
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,585	1,400,744
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,750	1,520,312
XM Satellite Radio, Inc., 1.75%, 12/1/09(4)	3,450	2,997,188
Total Convertible Bonds (identified cost, $33,351,380)		$33,355,769

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Common Stocks — 1.0%
Security	Shares	Value
Gaming — 0.7%
Kerzner International, Ltd.(3)	35,000	$2,042,250
Shreveport Gaming Holdings, Inc.(3)(5)	4,453	79,486
Trump Entertainment Resorts, Inc.(3)	562,002	9,646,764
		$11,768,500
Telecommunications — 0.3%
Crown Castle International Corp.(3)	62,704	$1,537,189
New Skies Satellites Holdings, Ltd.	149,840	3,356,416
		$4,893,605
Total Common Stocks (identified cost $12,476,029)		$16,662,105
Convertible Preferred Stocks — 1.4%
Security	Shares	Value
Energy — 0.8%
Chesapeake Energy Corp., 4.50	49,300	$5,071,737
Chesapeake Energy Corp., 5.00%	13,925	2,767,594
Williams Holdings of Delaware, 5.50%(4)	51,125	5,380,906
		$13,220,237
Telecommunications — 0.5%
Crown Castle International Corp., (PIK), 6.25%	174,523	$8,987,935
		$8,987,935
Utilities — 0.1%
NRG Energy, Inc., 4.00%(4)	1,255	$1,542,395
		$1,542,395
Total Convertible Preferred Stocks (identified cost $17,871,933)		$23,750,567
Warrants — 0.2%
Security	Shares	Value
Cable / Satellite TV — 0.0%
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	2,520	$0
Ono Finance PLC, Exp. 5/31/09(3)(5)	3,440	0

Security	Shares	Value
Cable / Satellite TV (continued)
Ono Finance PLC, Exp. 5/31/09(3)(5)	1,200	$0
		$0
Capital Goods — 0.1%
Mueller Holdings, Inc., Exp. 4/15/14(3)(4)	3,070	$1,244,117
		$1,244,117
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(3)(5)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(3)(6)	6,338	$38,027
		$38,027
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06(3)(6)	459	$5
New World Coffee, Exp. 6/15/06(3)(6)	386	4
		$9
Technology — 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	3,900	$117
		$117
Telecommunications — 0.1%
American Tower Corp., Exp. 8/1/08(3)(4)	4,825	$1,628,527
		$1,628,527
Transportation Ex Air / Rail — 0.0%
Quality Distribution, Inc., Exp.1/15/07(3)(5)	817	$6,716
		$6,716
Total Warrants (identified cost $654,314)		$2,917,513
Miscellaneous — 0.0%
Security	Shares	Value
Trump Atlantic City(3)(5)	8,960,000	$344,960
		$344,960
Total Miscellaneous (identified cost, $0)		$344,960

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Commercial Paper — 4.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.02%, 11/1/05	$54,291	$54,291,000
Old Line Funding, LLC, 3.86%, 11/1/05	21,000	21,000,000
Total Commercial Paper (at amortized cost, $75,291,000)		$75,291,000
Short-Term Investments — 0.1%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.03%, 11/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 98.9% (identified cost $1,635,899,881)		$1,667,397,247
Other Assets, Less Liabilities — 1.1%		$18,775,045
Net Assets — 100.0%		$1,686,172,292

EUR - Euro

PIK - Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $23,700,000 as of October 31, 2005.

(1)  Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security.

(3)  Non-income producing security.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $329,794,150 or 19.6% of the Portfolio's net assets.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Restricted security.

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2005

Assets
Investments, at value (identified cost, $1,635,899,881)	$1,667,397,247
Cash	7,019
Receivable for investments sold	8,588,554
Receivable for open swap contracts	381,347
Interest and dividends receivable	35,019,517
Receivable for open forward foreign currency contracts	47,314
Total assets	$1,711,440,998
Liabilities
Payable for investments purchased	$24,315,427
Payable to affiliate for Trustees' fees	2,539
Payable to affiliate for Investment Advisory fees	878,086
Accrued expenses	72,654
Total liabilities	$25,268,706
Net Assets applicable to investors' interest in Portfolio	$1,686,172,292
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,654,251,700
Net unrealized appreciation (computed on the basis of identified cost)	31,920,592
Total	$1,686,172,292

Statement of Operations

For the Year Ended
October 31, 2005

Investment Income
Interest	$141,658,085
Dividends	581,486
Other Income	3,224,476
Total investment income	$145,464,047
Expenses
Investment adviser fee	$10,868,473
Trustees' fees and expenses	26,961
Custodian fee	391,982
Legal and accounting services	110,393
Miscellaneous	14,702
Total expenses	$11,412,511
Deduct — Reduction of custodian fee	$1,756
Reduction of investment adviser fee	31,822
Total expense reductions	$33,578
Net expenses	$11,378,933
Net investment income	$134,085,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$22,297,864
Swap contracts	(18,200)
Foreign currency and forward foreign currency exchange contract transactions	427,713
Net realized gain	$22,707,377
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(62,264,231)
Swap contracts	381,347
Foreign currency and forward foreign currency exchange contracts	38,452
Net change in unrealized appreciation (depreciation)	$(61,844,432)
Net realized and unrealized loss	$(39,137,055)
Net increase in net assets from operations	$94,948,059

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2005	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
From operations — Net investment income	$134,085,114	$10,484,761	$130,329,266
Net realized gain from investments, and foreign currency and forward foreign currency exchange contract transactions	22,707,377	3,695,397	20,024,115
Net change in unrealized appreciation (depreciation) from investments, swaps, and foreign currency and foreign currency exchange contracts	(61,844,432)	17,905,736	38,474,436
Net increase in net assets from operations	$94,948,059	$32,085,894	$188,827,817
Capital transactions — Contributions	$504,652,003	$48,178,058	$651,850,288
Withdrawals	(632,859,203)	(30,086,451)	(539,410,862)
Net increase (decrease) in net assets from capital transactions	$(128,207,200)	$18,091,607	$112,439,426
Net increase (decrease) in net assets	$(33,259,141)	$50,177,501	$301,267,243
Net Assets
At beginning of period	$1,719,431,433	$1,669,253,932	$1,367,986,689
At end of period	$1,686,172,292	$1,719,431,433	$1,669,253,932

(1)  For the one month ended October 31, 2004.

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,	Period Ended October 31,		Year Ended September 30,
	2005	2004(1)		2004	2003	2002(2)	2001(3)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.65%	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Net expenses after custodian fee reduction	0.65%	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Net investment income	7.71%	7.29	%(4)	8.29%	9.51%	9.91%	10.38	%(4)
Portfolio Turnover	71%	5%		79%	116%	91%	16%
Total Return(5)	5.80%	1.82%		13.28%	26.96%	2.09%	—
Net assets, end of period (000's omitted)	$1,686,172	$1,719,431		$1,669,254	$1,367,987	$796,712	$752,620

†  The operating expenses of the Portfolio reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  For the one month period ended October 31, 2004. The Portfolio changed its fiscal year end from September 30 to October 31.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(3)  For the period from the start of business, July 23, 2001, to September 30, 2001.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Boston Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, has as its objective to provide as much current income as possible. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2005, the Eaton Vance Income Fund of Boston and Eaton Vance Diversified Income Fund held an approximate 96.1% and 3.9% interest in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F  Credit Default Swaps — The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust would effectively add leverage to its portfolio because, in

Boston Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended October 31, 2005 the Portfolio's custodian fee was reduced by $1,756 as a result of this arrangement.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the year ended October 31, 2005 the advisory fee amounted to $10,868,473. Effective March 28, 2005, BMR agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between BMR and the Portfolio. On assets of $1.5 billion or more, BMR agreed to reduce its annual fee rate as follows: 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.575% of average net assets of $2 billion or more. Pursuant to such contractual agreement, BMR reduced its fee in the amount of $30,341 for the year ended October 31, 2005. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended October 31, 2005, BMR waived $1,481 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2005 no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,213,614,821 and $1,166,104,621 respectively, for the year ended October 31, 2005.

Boston Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$1,636,033,033
Gross unrealized appreciation	$67,042,746
Gross unrealized depreciation	(35,678,532)
Net unrealized appreciation	$31,364,214

The net unrealized appreciation on foreign currency is $41,879.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, financial futures and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation
11/30/05	Euro 2,801,409	United States Dollars $3,407,774	$47,314
		$3,407,774	$47,314

At October 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Credit Default Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation
12,000,000	USD	12/20/2010	Agreement with Citibank N.A. dated 10/21/2005 to pay 5.46% per year times the notional amount. In exchange for that periodic payment, upon a default event by Toys 'R' Us, Inc., Citibank N.A agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Toys 'R' Us to Citibank N.A.	$381,347

Boston Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2005.

7  Restricted Securities

At October 31, 2005, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$0	$38,027
New World Coffee, Exp. 6/15/06	1/06/03 - 5/13/03	845	0	9
			$0	$38,036

8  Fiscal Year End Change

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31, 2004.

Boston Income Portfolio as of October 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Boston Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at October 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 23, 2005

Eaton Vance Income Fund of Boston as of October 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Boston Income Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of Income Fund of Boston (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. The Special Committee noted the benefits to the Portfolio of the investment adviser's extensive in-house research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund's investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with providing administration sources for the Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in providing services to the Portfolio, noting that the assets of the Portfolio increased materially in 2004. The Special Committee requested, and the investment adviser agreed to implement, advisory fee breakpoints. The Special Committee concluded that the fee breakpoints will allow for an equitable sharing of the benefits of economies of scale, when realized, with the Portfolio and shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure (described herein), is in the interests of shareholders.

Eaton Vance Income Fund of Boston

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) and the Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to its position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2001	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Fund and the Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 2001	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration.	161	Director of Tiffany & Co. (specialty retailer) and Telect, Inc. (telecommunication services company)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Eaton Vance Income Fund of Boston

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 2001	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Michael W. Weilheimer 2/11/61	President	Since 2002(2)	Vice President of EVM and BMR. Officer of 9 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President	Vice President of the Trust since 2000; of the Portfolio since 2001	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Cliff Quisenberry, Jr. 1/1/65	Vice President of the Trust	Since 2003	Vice President and Global Portfolio Manager of Parametric Portfolio Associates ("Parametric"). Officer of 5 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005(3); of the Portfolio since 2002(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997; of the Portfolio since 2001	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996 and of the Portfolio since 2001 and Ms. Campbell served as Assistant Treasurer of the Trust since 1994 and of the Portfolio since 2001.

(3)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2004 and October 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2004	10/31/2005

Audit Fees	$77,800	$50,700

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$11,300	$6,000

All Other Fees(3)	$0	$0

Total	$89,100	$56,700

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2004 and October 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2004	10/31/2005

Registrant	$11,300	$6,000

Eaton Vance(1)	$84,490	$33,235

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer as of October 31, 2005

Date:	December 16, 2005

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 16, 2005

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 16, 2005